High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.8%)
U.S. Government Securities (1.8%)
	United States Treasury Note/Bond	3.000%	7/31/24	1,857	1,815
[1,2]	United States Treasury Note/Bond	3.125%	8/15/25	3,179	3,082
	United States Treasury Note/Bond	2.750%	7/31/27	2,958	2,786
	United States Treasury Note/Bond	2.625%	7/31/29	2,670	2,454
	United States Treasury Note/Bond	2.750%	8/15/32	619	566
	United States Treasury Note/Bond	3.250%	5/15/42	55	49
	United States Treasury Note/Bond	3.000%	8/15/52	46	39
Total U.S. Government and Agency Obligations (Cost $11,319)					10,791
Corporate Bonds (86.0%)
Communications (16.1%)
[3,4]	Altice France SA	2.125%	2/15/25	585	500
[3]	Altice France SA	5.500%	1/15/28	1,700	1,346
[3]	Altice France SA	5.125%	7/15/29	565	422
[3]	Banijay Entertainment SASU	5.375%	3/1/25	200	187
	Belo Corp.	7.750%	6/1/27	920	907
	Belo Corp.	7.250%	9/15/27	527	513
[3]	Cable One Inc.	4.000%	11/15/30	565	440
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,368	1,296
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	100	88
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,000	918
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,415	2,701
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,310	1,787
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,586	2,733
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	380	282
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	200	144
[3]	CSC Holdings LLC	5.500%	4/15/27	2,140	1,883
[3]	CSC Holdings LLC	6.500%	2/1/29	1,025	906
[3]	CSC Holdings LLC	4.125%	12/1/30	3,021	2,270
[3]	CSC Holdings LLC	4.625%	12/1/30	400	272
[3]	CSC Holdings LLC	3.375%	2/15/31	685	483
[3]	CSC Holdings LLC	4.500%	11/15/31	3,900	2,930
[3]	CSC Holdings LLC	5.000%	11/15/31	840	554
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	590	510
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,151
	DISH DBS Corp.	7.750%	7/1/26	1,800	1,380
[3]	DISH DBS Corp.	5.250%	12/1/26	80	66
	DISH DBS Corp.	7.375%	7/1/28	3,255	2,190
[3]	DISH DBS Corp.	5.750%	12/1/28	1,075	811
	Embarq Corp.	7.995%	6/1/36	865	433
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	810	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	4,105	3,521
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,975	1,630
	Frontier Communications Holdings LLC	5.875%	11/1/29	2,780	2,173
[3]	Frontier Communications Holdings LLC	6.000%	1/15/30	1,290	1,014
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,415	1,974
[3]	Iliad Holding SAS	6.500%	10/15/26	455	398
[3]	Iliad Holding SAS	7.000%	10/15/28	425	364
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,532
	Lamar Media Corp.	4.875%	1/15/29	80	71
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,610
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,117
[3]	Level 3 Financing Inc.	3.625%	1/15/29	518	383
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,335	1,132
	Lumen Technologies Inc.	6.750%	12/1/23	455	465
	Lumen Technologies Inc.	7.500%	4/1/24	332	342
	Netflix Inc.	4.875%	4/15/28	570	534
	Netflix Inc.	5.875%	11/15/28	520	505
	Netflix Inc.	6.375%	5/15/29	345	344
[3]	News Corp.	3.875%	5/15/29	480	407
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	110	107
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	708
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	275	216
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,447	1,909
	Paramount Global Inc.	6.250%	2/28/57	944	823
	Paramount Global Inc.	6.375%	3/30/62	885	767
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,805
[3]	ROBLOX Corp.	3.875%	5/1/30	2,632	2,142
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,464
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	642	489
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	355	312
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	928
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	1,590	1,297
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	1,375	1,069
	Sprint Capital Corp.	8.750%	3/15/32	100	116
	Sprint Corp.	7.875%	9/15/23	4,299	4,359
	Sprint Corp.	7.125%	6/15/24	1,726	1,755
	Sprint Corp.	7.625%	2/15/25	1,595	1,640
	Telecom Italia Capital SA	6.375%	11/15/33	336	264
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	809
	Telecom Italia Capital SA	7.721%	6/4/38	935	748
[3]	Telecom Italia SpA	5.303%	5/30/24	445	420
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,200	2,777
	T-Mobile USA Inc.	5.375%	4/15/27	355	350
[3]	Uber Technologies Inc.	8.000%	11/1/26	100	100
[3]	Uber Technologies Inc.	7.500%	9/15/27	250	245
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	233
[3]	Uber Technologies Inc.	4.500%	8/15/29	500	421
[3]	Univision Communications Inc.	7.375%	6/30/30	10	10
[3]	UPC Broadband Finco BV	4.875%	7/15/31	1,310	1,013
[3]	UPC Holding BV	5.500%	1/15/28	2,250	1,889
[3]	Videotron Ltd.	5.375%	6/15/24	160	157
[3]	Videotron Ltd.	5.125%	4/15/27	1,750	1,607
[3,5]	Videotron Ltd.	3.625%	6/15/28	2,565	1,557
[3]	Videotron Ltd.	3.625%	6/15/29	910	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	931
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	990	820
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	867
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,373
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,505	1,149
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	520	419
[3]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,243
[3]	WMG Acquisition Corp.	3.000%	2/15/31	1,585	1,215
[3,4]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	790	615
[3]	Ziggo BV	4.875%	1/15/30	1,529	1,209
					98,431
Consumer Discretionary (15.0%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,031
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,300
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	414
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,730	2,149
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	473
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,576	1,379
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,285	1,009
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	627
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	645	515
	Asbury Automotive Group Inc.	4.750%	3/1/30	414	327
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	500
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	10	8
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	347	249
	Bath & Body Works Inc.	6.694%	1/15/27	504	474
	Bath & Body Works Inc.	5.250%	2/1/28	65	57
[3]	Bath & Body Works Inc.	6.625%	10/1/30	2,565	2,231
	Bath & Body Works Inc.	6.875%	11/1/35	355	297
	Bath & Body Works Inc.	6.750%	7/1/36	50	41
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	490	397
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,296
[3]	Boyd Gaming Corp.	4.750%	6/15/31	165	134
[3]	Builders Firstsource Inc.	4.250%	2/1/32	1,110	852
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	2,605	2,511
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,094	2,003
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,200	921
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	1,678	1,620
[3]	Carnival Corp.	5.750%	3/1/27	631	442
[3]	Carnival Corp.	4.000%	8/1/28	2,895	2,337
[3]	Carnival Corp.	6.000%	5/1/29	3,725	2,456
[3]	Carnival Corp.	10.500%	6/1/30	1,490	1,192
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	570	499
	Cedar Fair LP	5.250%	7/15/29	1,475	1,268
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	90	87
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	720
	Century Communities Inc.	6.750%	6/1/27	288	271
[3]	Century Communities Inc.	3.875%	8/15/29	903	693
[3]	Churchill Downs Inc.	5.500%	4/1/27	260	241
[3]	Churchill Downs Inc.	4.750%	1/15/28	180	156
[3]	Cinemark USA Inc.	8.750%	5/1/25	75	76
[3]	Cinemark USA Inc.	5.875%	3/15/26	330	277
[3]	Cinemark USA Inc.	5.250%	7/15/28	1,045	803
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	764	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	140	109
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	372	355
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	944	902
	Dana Inc.	5.625%	6/15/28	100	83
	Dana Inc.	4.500%	2/15/32	130	94
	Ford Motor Co.	4.346%	12/8/26	430	397
	Ford Motor Co.	3.250%	2/12/32	3,875	2,791
	Ford Motor Co.	6.100%	8/19/32	905	798
	Ford Motor Co.	4.750%	1/15/43	700	465
	Ford Motor Co.	5.291%	12/8/46	200	142
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	893
	Ford Motor Credit Co. LLC	3.370%	11/17/23	1,895	1,833
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	346
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	416
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	181
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,290	1,897
	Ford Motor Credit Co. LLC	4.950%	5/28/27	735	657
	Ford Motor Credit Co. LLC	2.900%	2/16/28	640	504
[7]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	4.140%	2/15/23	255	253
[3]	Gap Inc.	3.625%	10/1/29	985	646
[3]	Gap Inc.	3.875%	10/1/31	1,040	666
	Griffon Corp.	5.750%	3/1/28	300	258
[3]	Group 1 Automotive Inc.	4.000%	8/15/28	75	61
[3]	Hanesbrands Inc.	4.625%	5/15/24	730	699
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,974	2,671
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	390	366
[3]	JELD-WEN Inc.	4.625%	12/15/25	220	178
[3]	JELD-WEN Inc.	4.875%	12/15/27	240	172
[3]	KAR Auction Services Inc.	5.125%	6/1/25	455	439
	KB Home	7.625%	5/15/23	351	351
	KB Home	4.800%	11/15/29	405	327
	KB Home	4.000%	6/15/31	1,125	827
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,010	939
[3]	Lithia Motors Inc.	4.625%	12/15/27	1,945	1,696
[3]	Masonite International Corp.	3.500%	2/15/30	200	155
[3]	Mattel Inc.	3.375%	4/1/26	635	570
[3]	Mattel Inc.	5.875%	12/15/27	1,910	1,841
	MGM Resorts International	6.000%	3/15/23	680	680
	MGM Resorts International	5.750%	6/15/25	1,355	1,295
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,075	755
[3]	Michaels Cos. Inc.	7.875%	5/1/29	1,208	697
[3]	NCL Corp Ltd.	7.750%	2/15/29	545	411
	Newell Brands Inc.	4.450%	4/1/26	112	103
	Newell Brands Inc.	6.375%	9/15/27	110	109
	Newell Brands Inc.	6.625%	9/15/29	240	235
[3]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	285	263
[3]	Petsmart Inc.	4.750%	2/15/28	2,340	2,014
[3]	Petsmart Inc.	7.750%	2/15/29	675	604
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	218
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	1,737
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	705	518
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	685	624
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	940	661
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,215	1,182
[3]	Scientific Games International Inc.	7.000%	5/15/28	1,750	1,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Corp. International	4.625%	12/15/27	505	459
	Service Corp. International	5.125%	6/1/29	2,105	1,917
	Service Corp. International	3.375%	8/15/30	650	510
	Service Corp. International	4.000%	5/15/31	1,560	1,258
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,039	904
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	419
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	868
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	285
	Under Armour Inc.	3.250%	6/15/26	2,335	2,021
[3]	William Carter Co.	5.625%	3/15/27	404	378
[3]	WW International Inc.	4.500%	4/15/29	271	142
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,865	1,745
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,085	956
[3]	Wynn Macau Ltd.	5.500%	1/15/26	250	190
[3]	Wynn Macau Ltd.	5.125%	12/15/29	615	403
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	297	292
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	78	63
[3]	Yum! Brands Inc.	4.750%	1/15/30	910	795
	Yum! Brands Inc.	3.625%	3/15/31	1,320	1,052
	Yum! Brands Inc.	4.625%	1/31/32	460	386
					91,837
Consumer Staples (3.0%)
	B&G Foods Inc.	5.250%	9/15/27	3,260	2,640
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	364
[3]	Darling Ingredients Inc.	5.250%	4/15/27	795	752
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	167
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	2,711
[3]	Energizer Holdings Inc.	4.375%	3/31/29	825	617
[3]	Performance Food Group Inc.	6.875%	5/1/25	200	199
[3]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,439
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,725	1,436
[3]	Post Holdings Inc.	5.750%	3/1/27	314	300
[3]	Post Holdings Inc.	5.625%	1/15/28	2,070	1,890
[3]	Post Holdings Inc.	5.500%	12/15/29	535	463
[3]	Post Holdings Inc.	4.625%	4/15/30	2,359	1,937
[3]	Post Holdings Inc.	4.500%	9/15/31	1,485	1,195
[3]	United Natural Foods Inc.	6.750%	10/15/28	654	601
[3]	US Foods Inc.	4.625%	6/1/30	488	405
					18,116
Energy (9.8%)
	Apache Corp.	4.875%	11/15/27	1,560	1,428
	Apache Corp.	4.375%	10/15/28	55	48
	Apache Corp.	4.250%	1/15/30	425	370
	Apache Corp.	5.100%	9/1/40	1,304	1,055
	Apache Corp.	5.250%	2/1/42	271	221
	Apache Corp.	4.250%	1/15/44	15	11
	Apache Corp.	5.350%	7/1/49	1,372	1,075
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	260	251
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	444
[3]	Buckeye Partners LP	4.125%	3/1/25	1,471	1,345
	Buckeye Partners LP	3.950%	12/1/26	163	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Partners LP	4.125%	12/1/27	565	476
[3]	Buckeye Partners LP	4.500%	3/1/28	2,584	2,197
	Cheniere Energy Partners LP	4.500%	10/1/29	1,076	950
	Cheniere Energy Partners LP	4.000%	3/1/31	475	399
	CNX Resources Corp.	7.375%	1/15/31	365	358
	Continental Resources Inc.	4.375%	1/15/28	1,053	942
[3]	Continental Resources Inc.	5.750%	1/15/31	960	868
	Continental Resources Inc.	4.900%	6/1/44	2,355	1,678
	DCP Midstream Operating LP	3.875%	3/15/23	601	595
	DCP Midstream Operating LP	5.125%	5/15/29	205	192
[3]	DT Midstream Inc.	4.125%	6/15/29	2,415	2,041
[3]	DT Midstream Inc.	4.375%	6/15/31	3,396	2,800
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	485	457
[3]	EnLink Midstream LLC	5.625%	1/15/28	720	677
	EnLink Midstream LLC	5.375%	6/1/29	720	660
[3]	EnLink Midstream LLC	6.500%	9/1/30	410	400
	EnLink Midstream Partners LP	4.150%	6/1/25	299	277
	EnLink Midstream Partners LP	4.850%	7/15/26	636	589
	EnLink Midstream Partners LP	5.050%	4/1/45	906	639
	EnLink Midstream Partners LP	5.450%	6/1/47	663	488
	EQM Midstream Partners LP	4.000%	8/1/24	158	148
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,463
	EQM Midstream Partners LP	4.125%	12/1/26	100	85
[3]	EQM Midstream Partners LP	7.500%	6/1/27	95	91
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,587
	EQM Midstream Partners LP	5.500%	7/15/28	701	600
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	803
[3]	EQM Midstream Partners LP	7.500%	6/1/30	100	95
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,275	1,806
	EQT Corp.	6.125%	2/1/25	145	145
[3]	Hess Midstream Operations LP	4.250%	2/15/30	20	16
	Occidental Petroleum Corp.	3.400%	4/15/26	365	346
	Occidental Petroleum Corp.	3.200%	8/15/26	100	92
	Occidental Petroleum Corp.	3.000%	2/15/27	250	225
	Occidental Petroleum Corp.	6.375%	9/1/28	240	239
	Occidental Petroleum Corp.	6.625%	9/1/30	75	76
	Occidental Petroleum Corp.	6.125%	1/1/31	1,076	1,060
	Occidental Petroleum Corp.	6.450%	9/15/36	275	274
	Occidental Petroleum Corp.	6.600%	3/15/46	178	181
	Occidental Petroleum Corp.	4.400%	4/15/46	225	183
	Ovintiv Inc.	7.200%	11/1/31	90	92
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,401
	Ovintiv Inc.	6.500%	8/15/34	397	387
	Ovintiv Inc.	6.500%	2/1/38	715	694
	Range Resources Corp.	8.250%	1/15/29	400	406
[3]	Range Resources Corp.	4.750%	2/15/30	1,527	1,324
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	64
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	62
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	322	278
	SM Energy Co.	6.750%	9/15/26	320	308
	SM Energy Co.	6.625%	1/15/27	30	29
	SM Energy Co.	6.500%	7/15/28	30	28
	Southwestern Energy Co.	5.375%	2/1/29	747	679
	Southwestern Energy Co.	5.375%	3/15/30	1,813	1,629
	Southwestern Energy Co.	4.750%	2/1/32	385	324
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,159
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	388
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	855	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,150	944
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,184
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,410
[3,8]	Transocean Guardian Ltd.	5.875%	1/15/24	639	606
[3,8]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	459	445
[3,8]	Transocean Pontus Ltd.	6.125%	8/1/25	479	445
[3,8]	Transocean Proteus Ltd.	6.250%	12/1/24	538	505
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,392
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,885	1,562
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	2,110	1,671
[3]	Vine Energy Holdings LLC	6.750%	4/15/29	10	10
	Western Midstream Operating LP	3.350%	2/1/25	105	98
	Western Midstream Operating LP	3.950%	6/1/25	430	401
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,067
	Western Midstream Operating LP	4.500%	3/1/28	100	89
	Western Midstream Operating LP	4.750%	8/15/28	340	309
	Western Midstream Operating LP	4.300%	2/1/30	95	81
	Western Midstream Operating LP	5.450%	4/1/44	595	492
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,225
	Western Midstream Operating LP	5.500%	2/1/50	1,804	1,458
					59,944
Financials (6.8%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,625	2,860
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,485	3,181
	Aircastle Ltd.	5.000%	4/1/23	290	289
	Aircastle Ltd.	4.125%	5/1/24	1,260	1,213
[3]	AmWINS Group Inc.	4.875%	6/30/29	165	138
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,583
[3]	Burford Capital Global Finance LLC	6.875%	4/15/30	200	174
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	370
	Credit Suisse Group AG	6.250%	12/29/49	4,855	4,173
[3]	Enact Holdings Inc.	6.500%	8/15/25	2,290	2,199
[3]	FirstCash Inc.	4.625%	9/1/28	300	252
[3]	FirstCash Inc.	5.625%	1/1/30	245	210
[3]	Freedom Mortgage Corp.	8.250%	4/15/25	350	290
[3]	goeasy Ltd.	4.375%	5/1/26	1,371	1,212
[3]	HUB International Ltd.	5.625%	12/1/29	860	718
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	900	840
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,910	1,743
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	327
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	585	438
	MGIC Investment Corp.	5.250%	8/15/28	535	478
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	2,550
	Navient Corp.	5.500%	1/25/23	1,000	1,000
	Navient Corp.	7.250%	9/25/23	186	186
	Navient Corp.	6.750%	6/15/26	15	14
	Navient Corp.	4.875%	3/15/28	248	190
	Navient Corp.	5.500%	3/15/29	2,135	1,625
	Navient Corp.	5.625%	8/1/33	181	122
	OneMain Finance Corp.	8.250%	10/1/23	380	385
	OneMain Finance Corp.	6.125%	3/15/24	815	786
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,303
	OneMain Finance Corp.	3.500%	1/15/27	545	426
	OneMain Finance Corp.	3.875%	9/15/28	1,350	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,051
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	280	274
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	895
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,615	1,893
	Radian Group Inc.	4.500%	10/1/24	2,485	2,351
	Radian Group Inc.	6.625%	3/15/25	175	171
	Radian Group Inc.	4.875%	3/15/27	300	267
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	55	45
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	320	234
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	25	17
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	300	262
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	650	520
					41,250
Health Care (8.7%)
[3]	180 Medical Inc.	3.875%	10/15/29	200	168
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	575	525
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	310
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	1,886	1,673
[3]	Avantor Funding Inc.	4.625%	7/15/28	3,035	2,705
[3]	Avantor Funding Inc.	3.875%	11/1/29	95	77
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,290	1,031
[3,4]	CAB SELAS	3.375%	2/1/28	1,246	929
[4]	CAB SELAS	3.375%	2/1/28	650	485
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	566
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	984
[4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	564
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	144
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	430	338
	Centene Corp.	4.250%	12/15/27	2,080	1,901
	Centene Corp.	2.450%	7/15/28	1,015	825
	Centene Corp.	4.625%	12/15/29	735	660
	Centene Corp.	3.375%	2/15/30	810	662
	Centene Corp.	3.000%	10/15/30	590	467
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,355
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	533
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	650	529
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,090	1,610
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	470	347
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	625	435
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	510	343
[3]	DaVita Inc.	3.750%	2/15/31	1,090	777
[3]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	224
[3,4]	Grifols SA	1.625%	2/15/25	810	699
[3,4]	Grifols SA	2.250%	11/15/27	1,325	1,003
	HCA Inc.	7.690%	6/15/25	80	83
	HCA Inc.	5.875%	2/15/26	1,130	1,115
	HCA Inc.	5.875%	2/1/29	275	268
	HCA Inc.	3.500%	9/1/30	1,800	1,487
[3]	Hologic Inc.	3.250%	2/15/29	1,665	1,368
[3]	IQVIA Inc.	5.000%	5/15/27	4,093	3,851
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	940
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,405	1,117
[3]	Jazz Securities DAC	4.375%	1/15/29	1,685	1,455
[3]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	4,845	3,891
[3]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	2,289	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,675	2,287
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,255	1,029
[3]	Owens & Minor Inc.	6.625%	4/1/30	1,011	890
[3]	Teleflex Inc.	4.250%	6/1/28	1,991	1,732
	Tenet Healthcare Corp.	4.625%	7/15/24	115	111
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	315	305
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	270	251
[3]	Tenet Healthcare Corp.	5.125%	11/1/27	50	45
[3]	Tenet Healthcare Corp.	4.625%	6/15/28	1,030	903
[3]	Tenet Healthcare Corp.	6.125%	10/1/28	710	626
[3]	Tenet Healthcare Corp.	4.250%	6/1/29	270	224
[3]	Tenet Healthcare Corp.	4.375%	1/15/30	720	601
[3]	Tenet Healthcare Corp.	6.125%	6/15/30	1,570	1,444
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,740	1,426
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	170
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,325	1,217
					53,433
Industrials (7.1%)
[3]	Air Canada	3.875%	8/15/26	1,210	1,038
[3]	Allison Transmission Inc.	5.875%	6/1/29	60	55
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	30
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	690	648
[3,8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,345	1,174
[3]	APX Group Inc.	5.750%	7/15/29	355	281
[3]	Aramark Services Inc.	5.000%	4/1/25	1,606	1,539
[3]	Aramark Services Inc.	6.375%	5/1/25	330	323
[3]	Aramark Services Inc.	5.000%	2/1/28	1,365	1,207
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	927
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,440	1,245
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,292
[3]	Clean Harbors Inc.	5.125%	7/15/29	768	708
[3]	Covanta Holding Corp.	4.875%	12/1/29	930	752
	Delta Air Lines Inc.	3.750%	10/28/29	205	160
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,182	1,777
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	281	261
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	1,960	1,732
[3]	Herc Holdings Inc.	5.500%	7/15/27	5,966	5,370
	Howmet Aerospace Inc.	3.000%	1/15/29	15	12
[3,4]	Loxam SAS	4.250%	4/15/24	190	179
[4]	Loxam SAS	2.875%	4/15/26	655	527
[4]	Loxam SAS	3.750%	7/15/26	100	83
[3]	Moog Inc.	4.250%	12/15/27	150	133
[3]	Mueller Water Products Inc.	4.000%	6/15/29	175	150
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	805	682
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	775	600
[3]	Rolls-Royce plc	3.625%	10/14/25	375	323
[3]	Rolls-Royce plc	5.750%	10/15/27	1,230	1,069
[3]	Sensata Technologies BV	5.625%	11/1/24	425	423
[3]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,550
[3]	Sensata Technologies Inc.	4.375%	2/15/30	400	334
[3]	Sensata Technologies Inc.	3.750%	2/15/31	1,642	1,295
[3]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	709
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	724	683
	Spirit AeroSystems Inc.	3.850%	6/15/26	90	79
	Spirit AeroSystems Inc.	4.600%	6/15/28	387	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Stericycle Inc.	3.875%	1/15/29	155	128
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	600	491
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	810	690
[3]	TransDigm Inc.	6.250%	3/15/26	1,575	1,528
	TransDigm Inc.	5.500%	11/15/27	350	304
	TransDigm Inc.	4.625%	1/15/29	2,414	1,949
	TransDigm Inc.	4.875%	5/1/29	416	335
[3]	United Airlines Inc.	4.375%	4/15/26	770	687
[3]	United Airlines Inc.	4.625%	4/15/29	1,145	951
	United Rentals North America Inc.	5.500%	5/15/27	638	617
	United Rentals North America Inc.	4.875%	1/15/28	1,924	1,765
	United Rentals North America Inc.	5.250%	1/15/30	600	543
	United Rentals North America Inc.	4.000%	7/15/30	2,345	1,936
	United Rentals North America Inc.	3.875%	2/15/31	1,206	982
	United Rentals North America Inc.	3.750%	1/15/32	875	687
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	430	377
					43,600
Materials (7.4%)
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	230	223
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	972
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,890	1,572
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	115
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	439
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,825	1,136
[3]	Avient Corp.	7.125%	8/1/30	1,113	1,032
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,940	1,519
	Ball Corp.	4.875%	3/15/26	650	617
[4]	Ball Corp.	1.500%	3/15/27	920	747
	Ball Corp.	3.125%	9/15/31	25	19
[3]	Berry Global Inc.	4.500%	2/15/26	983	910
[3]	Berry Global Inc.	4.875%	7/15/26	2,120	1,993
[3]	Berry Global Inc.	5.625%	7/15/27	215	200
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	200	157
	Cemex SAB de CV	7.375%	6/5/27	340	338
	Cemex SAB de CV	5.450%	11/19/29	365	327
[3]	Cheever Escrow Issuer LLC	7.125%	10/1/27	25	23
[3]	Chemours Co.	5.750%	11/15/28	115	94
[3]	Chemours Co.	4.625%	11/15/29	2,049	1,524
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	645	588
	Commercial Metals Co.	4.125%	1/15/30	225	186
	Commercial Metals Co.	3.875%	2/15/31	95	75
	Commercial Metals Co.	4.375%	3/15/32	805	636
[3]	Constellium SE	5.875%	2/15/26	747	685
[3]	Constellium SE	5.625%	6/15/28	840	690
[3]	Constellium SE	3.750%	4/15/29	1,105	810
[3]	Crown Americas LLC	5.250%	4/1/30	620	558
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,530
[3,4]	Crown European Holdings SA	2.875%	2/1/26	755	676
[3]	Diamond BC BV	4.625%	10/1/29	210	149
[3]	Element Solutions Inc.	3.875%	9/1/28	250	201
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	520	453
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,150	891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	459
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,003
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	189
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,990	1,702
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	261
[3]	Graphic Packaging International LLC	3.750%	2/1/30	285	237
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	75	61
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	56	41
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	1,409	1,199
[3]	Novelis Corp.	3.250%	11/15/26	865	727
[3]	Novelis Corp.	4.750%	1/30/30	1,369	1,123
[3]	Novelis Corp.	3.875%	8/15/31	970	724
[3]	OCI NV	4.625%	10/15/25	555	515
	Olin Corp.	5.125%	9/15/27	325	292
	Olin Corp.	5.625%	8/1/29	75	67
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	129	99
[3]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	626	622
[3]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	591
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,175
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,072
[3]	Sealed Air Corp.	4.000%	12/1/27	424	368
	Silgan Holdings Inc.	4.125%	2/1/28	620	548
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,029
[3]	SPCM SA	3.125%	3/15/27	310	271
[3]	Standard Industries Inc.	5.000%	2/15/27	425	376
[3]	Standard Industries Inc.	4.750%	1/15/28	1,160	982
[3]	Standard Industries Inc.	4.375%	7/15/30	2,179	1,666
[3]	Standard Industries Inc.	3.375%	1/15/31	2,915	2,057
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	877
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	421
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	745	672
[3]	Tronox Inc.	4.625%	3/15/29	2,455	1,816
					45,327
Real Estate (1.3%)
[3]	Iron Mountain Inc.	4.875%	9/15/27	395	354
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	13
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	112
[3]	Iron Mountain Inc.	4.875%	9/15/29	1,409	1,158
[3]	Iron Mountain Inc.	5.250%	7/15/30	635	527
[3]	Iron Mountain Inc.	4.500%	2/15/31	53	41
[3]	Iron Mountain Inc.	5.625%	7/15/32	165	132
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	10
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	370	298
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	4.875%	5/15/29	165	134
	Service Properties Trust	7.500%	9/15/25	78	73
	Service Properties Trust	5.250%	2/15/26	100	80
	Service Properties Trust	4.750%	10/1/26	543	411
	Service Properties Trust	4.950%	2/15/27	125	94
	Service Properties Trust	5.500%	12/15/27	607	494
	Service Properties Trust	3.950%	1/15/28	285	194
	Service Properties Trust	4.950%	10/1/29	51	35
	Service Properties Trust	4.375%	2/15/30	292	194
[3]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	220	214
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	150	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	2,465	2,214
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	400
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	495	430
					7,759
Technology (8.9%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	1,569	1,336
	Block Inc.	2.750%	6/1/26	600	516
	Block Inc.	3.500%	6/1/31	135	105
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	415	357
[3]	Booz Allen Hamilton Inc.	4.000%	7/1/29	405	347
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	62
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,230	1,163
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,427	2,125
[3]	Condor Merger Sub Inc.	7.375%	2/15/30	835	684
[3]	Entegris Escrow Corp.	4.750%	4/15/29	875	776
[3]	Entegris Inc.	4.375%	4/15/28	1,905	1,614
[3]	Entegris Inc.	3.625%	5/1/29	575	461
[3]	Fair Isaac Corp.	4.000%	6/15/28	812	694
[3]	Gartner Inc.	3.625%	6/15/29	285	239
[3]	Gartner Inc.	3.750%	10/1/30	1,290	1,059
[3]	II-VI Inc.	5.000%	12/15/29	1,550	1,284
[3]	Imola Merger Corp.	4.750%	5/15/29	6,635	5,605
[3]	Minerva Merger Sub Inc.	6.500%	2/15/30	2,093	1,656
[3]	MSCI Inc.	4.000%	11/15/29	1,730	1,492
[3]	MSCI Inc.	3.625%	11/1/31	35	28
[3]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	2,050	2,048
[3]	Nielsen Finance LLC / Nielsen Finance Co.	5.875%	10/1/30	50	50
[3]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	1,490	1,465
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,307
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,429
	Nokia OYJ	4.375%	6/12/27	705	635
	Nokia OYJ	6.625%	5/15/39	3,410	3,157
[3]	NortonLifeLock Inc.	5.000%	4/15/25	3,475	3,305
[3]	Open Text Corp.	3.875%	2/15/28	2,233	1,839
[3]	Open Text Corp.	3.875%	12/1/29	1,005	774
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,350	1,079
[3]	Open Text Holdings Inc.	4.125%	12/1/31	940	713
	Picard Midco Inc.	6.500%	3/31/29	405	342
[3]	Presidio Holdings Inc.	4.875%	2/1/27	2,967	2,623
[3]	Presidio Holdings Inc.	8.250%	2/1/28	825	711
[3]	PTC Inc.	3.625%	2/15/25	210	196
[3]	PTC Inc.	4.000%	2/15/28	385	338
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	3,739
	Western Digital Corp.	4.750%	2/15/26	1,504	1,393
	Xerox Corp.	4.625%	3/15/23	423	419
	Xerox Corp.	4.800%	3/1/35	462	301
	Xerox Corp.	6.750%	12/15/39	1,752	1,300
[3]	Xerox Holdings Corp.	5.000%	8/15/25	105	94
[3]	Xerox Holdings Corp.	5.500%	8/15/28	2,810	2,253
					54,113
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,345
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	745	693
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,607
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	571	510
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	1,884
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	325	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	4.400%	7/15/27	455	422
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	942
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	97
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,781
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	555	507
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	510	419
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	95	89
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	55	46
					11,594
Total Corporate Bonds (Cost $613,493)					525,404
Floating Rate Loan Interests (3.2%)
[7]	APX Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	6.264%	7/10/28	396	372
[7]	Asurion LLC 2nd Lien Term Loan B-4, 1M USD LIBOR + 5.250%	8.365%	1/20/29	271	206
[7]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	6.115%	11/3/24	1,186	1,107
[7]	Asurion LLC Term Loan B-8, 1M USD LIBOR + 3.250%	6.365%	12/23/26	372	314
[7]	Asurion LLC Term Loan B-9, 1M USD LIBOR + 3.250%	6.365%	7/31/27	1,045	878
[7]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	6.576%	2/15/29	780	698
[7]	Brown Group Holding LLC Term Loan B, 1M USD LIBOR + 2.500%	5.615%	6/7/28	924	876
[7]	Chamberlain Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	6.615%	11/3/28	510	462
[7]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	6.365%	4/30/26	517	488
[7]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	6.330%	2/6/26	2,702	2,609
[7]	Great Outdoors Group LLC Term Loan B-1, 1M USD LIBOR + 3.750%	6.865%	3/6/28	656	603
[7]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	5.982%	4/25/25	839	807
[7]	IRB Holding Corp. Term Loan B, TSFR1M + 3.150%	5.695%	12/15/27	2,291	2,136
[7]	McAfee LLC Term Loan B, TSFR1M + 4.000%	6.362%	3/1/29	1,395	1,268
[7]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	6.365%	10/23/28	2,552	2,343
[7]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	5.527%	10/1/25	715	695
[7]	Owens & Minor Inc. Term Loan B, TSFR1M + 3.750%	6.782%	3/29/29	318	311
[7]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	6.865%	2/1/28	602	570
[7]	SRAM LLC Term Loan B, 1M USD LIBOR + 2.750%	5.865%	5/18/28	49	47
[7]	SRAM LLC Term Loan B, 3M USD LIBOR + 2.750%	5.556%	5/18/28	165	155
[7]	SS&C European Holdings Sarl Term Loan B-4, 1M USD LIBOR + 1.750%	4.865%	4/16/25	390	376
[7]	SS&C Technologies Inc. Term Loan B-3, 1M USD LIBOR + 1.750%	4.865%	4/16/25	480	464
[7]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	4.865%	4/16/25	649	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	5.363%	12/1/28	1,468	1,420
Total Floating Rate Loan Interests (Cost $21,201)					19,834
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (2.8%)
[9]	Vanguard Market Liquidity Fund	2.828%		172,478	17,243
			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.8%)
	Bank of America Securities, LLC (Dated 9/30/22, Repurchase Value $4,801,000, collateralized by Ginnie Mae 5.000%, 9/20/52, with a value of $4,896,000)	3.050%	10/3/22	4,800	4,800
Total Temporary Cash Investments (Cost $22,043)					22,043
Total Investments (94.6%) (Cost $668,056)					578,072
Other Assets and Liabilities—Net (5.4%)					33,146
Net Assets (100%)					611,218
Cost is in $000.
1	Securities with a value of $1,903,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $43,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $354,678,000, representing 58.0% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	133	121	—	(12)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	42	8,626	(132)
5-Year U.S. Treasury Note	December 2022	83	8,923	(205)
5-Year U.S. Treasury Note	December 2022	7	753	2
10-Year U.S. Treasury Note	December 2022	6	672	(3)
Long U.S. Treasury Bond	December 2022	1	126	1
Ultra 10-Year U.S. Treasury Note	December 2022	1	118	(1)
				(338)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2022	(1)	(205)	—
10-Year U.S. Treasury Note	December 2022	(28)	(3,138)	126
Long U.S. Treasury Bond	December 2022	(4)	(506)	41
Ultra 10-Year U.S. Treasury Note	December 2022	(20)	(2,370)	153
Ultra Long U.S. Treasury Bond	December 2022	(2)	(274)	26
				346
				8

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	10/31/22	EUR	155	USD	149	3	—
Toronto-Dominion Bank	10/31/22	USD	1,866	CAD	2,565	9	—
Toronto-Dominion Bank	10/31/22	USD	19,632	EUR	20,329	—	(333)
Toronto-Dominion Bank	10/31/22	USD	1,173	GBP	1,087	—	(41)
						12	(374)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S38-V2	6/22/27	USD	13,996	5.000	(312)	(403)
CDX-NA-HY-S39-V1	12/21/27	USD	5,600	5.000	(218)	29
					(530)	(374)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	10,791	—	10,791
Corporate Bonds	—	525,404	—	525,404
Floating Rate Loan Interests	—	19,834	—	19,834
Temporary Cash Investments	17,243	4,800	—	22,043
Total	17,243	560,829	—	578,072
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	12	—	12
Derivative Financial Instruments
Assets
Futures Contracts[1]	349	—	—	349
Forward Currency Contracts	—	12	—	12
Swap Contracts	29[1]	—	—	29
Total	378	12	—	390
Liabilities
Futures Contracts[1]	341	—	—	341
Forward Currency Contracts	—	374	—	374
Swap Contracts	403[1]	—	—	403
Total	744	374	—	1,118
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.